United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-3352

(Investment Company Act File Number)

Federated Government Income Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 01/31/19

Date of Reporting Period: Six months ended 07/31/18

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
July 31, 2018
Share Class | Ticker	Institutional | FICMX	Service | FITSX

Federated Government Income Trust
Fund Established 1982

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from February 1, 2018 through July 31, 2018. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2018, the Fund's portfolio composition1 was as follows:
Type of Investments	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	99.2%
Cash Equivalents[2]	0.6%
Derivative Contracts[3]	0.0%[4]
Other Assets and Liabilities—Net[5]	0.2%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing dollar-roll collateral.
3	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
4	Represents less than 0.1%.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
July 31, 2018 (unaudited)
Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—99.2%
		Federal Home Loan Mortgage Corporation—22.2%
$3,651,404		3.000%, 5/1/2045	$3,534,487
2,486,600		3.000%, 1/1/2048	2,397,655
455,202		3.500%, 11/1/2025	459,993
1,327,269		3.500%, 8/1/2026	1,341,807
1,522,582		3.500%, 6/1/2032	1,534,341
2,936,607		3.500%, 5/1/2046	2,915,811
14,360,666		3.500%, 9/1/2047	14,236,530
2,425,699		3.500%, 10/1/2047	2,404,731
9,530,052		3.500%, 11/1/2047	9,450,651
714,131		4.000%, 8/1/2025	731,742
13,913,269		4.000%, 1/1/2047	14,143,448
126,007		4.500%, 6/1/2019	126,572
661,683		4.500%, 3/1/2024	678,656
599,321		4.500%, 11/1/2039	627,739
1,002,013		4.500%, 4/1/2040	1,049,526
735,564		4.500%, 5/1/2040	769,982
1,201,243		4.500%, 6/1/2040	1,257,452
197,680		4.500%, 9/1/2040	206,806
1,032,197		4.500%, 9/1/2040	1,079,851
296,797		5.000%, 8/1/2023	306,642
1,124,304		5.000%, 1/1/2034	1,197,184
176,628		5.000%, 5/1/2034	188,162
694,076		5.000%, 9/1/2039	740,269
1,903,637		5.000%, 10/1/2039	2,030,332
732,104		5.000%, 12/1/2039	780,599
88,794		5.500%, 12/1/2021	91,582
18,085		5.500%, 1/1/2022	18,656
41,898		5.500%, 1/1/2022	42,910
86,952		5.500%, 1/1/2022	89,684
891,858		5.500%, 5/1/2034	964,557
20,459		5.500%, 12/1/2035	22,143
41,992		5.500%, 3/1/2036	45,517
163,289		5.500%, 3/1/2036	177,143
553,350		5.500%, 10/1/2037	599,897
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Federal Home Loan Mortgage Corporation—continued
$393,472		5.500%, 1/1/2038	$426,523
172,245		5.500%, 3/1/2038	186,953
151,570		5.500%, 11/1/2038	164,464
148,404		5.500%, 1/1/2039	161,075
200,998		6.000%, 4/1/2036	221,752
620,406		6.000%, 7/1/2037	684,201
136,913		6.000%, 3/1/2038	151,188
143,296		6.000%, 4/1/2038	158,294
65,388		6.000%, 9/1/2038	72,275
16,987		6.000%, 9/1/2038	18,785
22,558		6.500%, 9/1/2029	24,694
34,079		7.000%, 2/1/2031	38,583
43,034		7.000%, 10/1/2031	47,623
7,362		7.000%, 10/1/2031	8,010
80,413		7.000%, 1/1/2032	91,188
130,798		7.000%, 3/1/2032	147,154
139,437		7.500%, 6/1/2027	155,006
17,368		7.500%, 8/1/2029	19,708
2,274		7.500%, 3/1/2030	2,594
5,291		7.500%, 1/1/2031	6,027
106,334		7.500%, 2/1/2031	120,950
		TOTAL	69,150,104
		Federal National Mortgage Association—48.1%
3,865,975		3.000%, 6/1/2027	3,854,531
2,728,644		3.000%, 7/1/2027	2,720,567
1,601,436		3.000%, 6/1/2032	1,580,311
4,276,557		3.000%, 8/1/2032	4,220,142
13,332,371		3.000%, 6/1/2043	12,948,177
3,202,332		3.000%, 8/1/2045	3,097,042
3,765,528		3.000%, 8/1/2045	3,641,720
46,047,115		3.000%, 10/1/2046	44,511,545
905,994		3.500%, 1/1/2026	916,467
7,307,875		3.500%, 12/1/2041	7,302,654
1,354,493		3.500%, 4/1/2042	1,353,526
3,839,450		3.500%, 9/1/2042	3,833,108
512,772		3.500%, 9/1/2042	511,925
3,703,010		3.500%, 9/1/2042	3,698,050
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—continued
$478,007		3.500%, 9/1/2042	$477,292
1,063,146		3.500%, 12/1/2042	1,061,389
5,035,811		3.500%, 12/1/2046	4,999,166
4,115,284		4.000%, 12/1/2031	4,220,500
2,810,825		4.000%, 12/1/2041	2,878,298
10,575,896		4.000%, 12/1/2041	10,829,767
1,683,810		4.000%, 4/1/2042	1,723,703
3,629,341		4.000%, 6/1/2042	3,715,329
7,338,844		4.000%, 12/1/2042	7,512,718
2,231,782		4.500%, 9/1/2041	2,353,909
1,333,923		4.500%, 10/1/2041	1,394,829
2,853,774		4.500%, 11/1/2041	2,987,196
162,072		4.500%, 11/1/2041	169,827
1,380,787		4.500%, 1/1/2042	1,443,833
329,484		5.000%, 10/1/2023	340,795
181,094		5.000%, 4/1/2024	187,532
1,026,554		5.000%, 7/1/2034	1,094,495
1,518,719		5.000%, 1/1/2040	1,621,991
448,451		5.500%, 9/1/2034	486,803
651,873		5.500%, 6/1/2035	706,580
549,618		5.500%, 12/1/2035	596,083
128,663		5.500%, 4/1/2036	139,575
440,929		5.500%, 4/1/2036	478,056
350,952		5.500%, 9/1/2037	381,316
44,856		6.000%, 2/1/2022	46,522
867,576		6.000%, 2/1/2033	960,617
43,209		6.000%, 5/1/2036	47,579
161,769		6.000%, 7/1/2036	178,513
531,179		6.000%, 1/1/2037	583,849
50,294		6.000%, 9/1/2037	55,353
81,177		6.000%, 9/1/2037	89,377
179,237		6.000%, 6/1/2038	197,079
101,188		6.000%, 8/1/2038	111,161
41,452		6.000%, 10/1/2038	46,077
3,546		6.500%, 12/1/2027	3,818
3,501		6.500%, 6/1/2029	3,865
10,247		6.500%, 7/1/2029	11,296
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—continued
$10,782		6.500%, 8/1/2029	$11,830
2,602		6.500%, 8/1/2029	2,861
70,298		6.500%, 4/1/2032	77,411
280,205		6.500%, 5/1/2032	310,507
45,510		6.500%, 12/1/2035	50,900
30,403		6.500%, 7/1/2037	34,229
542,814		6.500%, 8/1/2037	609,858
113,164		6.500%, 9/1/2037	127,471
1,582		7.000%, 7/1/2029	1,769
7,871		7.000%, 9/1/2029	8,367
532		7.000%, 10/1/2031	569
57,703		7.000%, 11/1/2031	65,369
51,389		7.000%, 12/1/2031	58,359
25,033		7.000%, 12/1/2031	28,133
5,118		7.000%, 12/1/2031	5,332
23,677		7.000%, 12/1/2031	26,828
8,147		7.000%, 1/1/2032	9,205
36,277		7.000%, 2/1/2032	41,256
21,279		7.500%, 7/1/2028	24,041
51,241		7.500%, 8/1/2031	58,485
81,720		8.000%, 12/1/2026	91,556
12,587		10.000%, 9/1/2021	13,499
306		10.000%, 11/1/2021	316
14		10.500%, 12/1/2019	14
29		10.500%, 1/1/2021	29
43		10.500%, 4/1/2022	44
		TOTAL	149,984,091
		Government National Mortgage Association—28.9%
6,136,569		3.000%, 5/20/2047	5,997,912
2,639,855		3.500%, 12/15/2040	2,644,502
5,411,710		3.500%, 9/15/2041	5,430,539
1,050,001		3.500%, 1/15/2042	1,054,638
2,305,212		3.500%, 2/15/2042	2,315,394
1,361,963		3.500%, 5/20/2042	1,371,330
626,431		3.500%, 8/15/2042	630,372
3,601,668		3.500%, 8/20/2042	3,626,439
1,125,826		3.500%, 9/15/2042	1,132,558
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$987,615		3.500%, 9/15/2042	$993,521
8,427,102		3.500%, 9/20/2047	8,440,292
4,111,055		4.000%, 3/15/2042	4,235,388
2,033,564		4.000%, 8/15/2042	2,095,066
1,275,650		4.000%, 12/15/2042	1,314,231
2,799,778		4.000%, 2/15/2043	2,884,454
1,450,989		4.000%, 2/15/2043	1,494,872
1,967,591		4.000%, 3/15/2043	2,027,098
1,253,003		4.000%, 3/15/2043	1,290,898
3,150,646		4.000%, 3/15/2043	3,245,933
1,087,393		4.000%, 3/15/2043	1,120,280
2,518,479		4.500%, 6/15/2040	2,646,851
3,654,037		4.500%, 8/15/2040	3,846,000
1,565,082		4.500%, 8/15/2040	1,650,982
2,642,525		4.500%, 11/15/2040	2,779,697
721,358		4.500%, 1/15/2042	758,470
314,198		4.500%, 2/15/2042	330,362
881,692		5.000%, 10/15/2033	939,885
1,509,918		5.000%, 6/20/2034	1,609,626
627,039		5.000%, 5/20/2039	669,555
359,432		5.000%, 7/20/2039	385,376
315,599		5.000%, 8/20/2039	336,271
2,755,448		5.000%, 2/15/2040	2,976,399
694,800		5.000%, 2/20/2040	740,309
1,222,200		5.000%, 9/15/2041	1,302,253
1,231,318		5.000%, 10/15/2041	1,311,968
463,216		5.500%, 7/20/2033	496,706
205,704		5.500%, 4/15/2034	222,391
699,066		5.500%, 6/15/2034	757,865
540,931		5.500%, 10/20/2034	581,664
1,938,342		5.500%, 7/20/2035	2,087,540
249,130		5.500%, 11/20/2038	269,838
59,592		6.000%, 8/15/2031	65,143
57,809		6.000%, 9/15/2031	63,065
15,540		6.000%, 9/15/2031	17,004
36,672		6.000%, 11/15/2031	40,215
53,599		6.000%, 1/15/2032	58,512
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$15,499		6.000%, 1/15/2032	$16,996
62,885		6.000%, 1/15/2032	68,919
82,008		6.000%, 1/15/2032	90,143
126,476		6.000%, 2/15/2032	138,821
61,477		6.000%, 3/15/2032	67,312
302,710		6.000%, 4/15/2032	333,206
67,503		6.000%, 5/15/2032	74,263
381,500		6.000%, 5/15/2036	422,682
63,511		6.000%, 6/15/2036	70,272
1,834,785		6.000%, 6/20/2036	2,025,617
1,233,853		6.000%, 7/20/2036	1,362,498
320,765		6.000%, 7/20/2038	355,615
7,017		6.500%, 5/15/2027	7,678
5,216		6.500%, 1/15/2029	5,790
14,548		6.500%, 1/15/2029	16,110
10,971		6.500%, 1/20/2029	12,065
5,859		6.500%, 2/15/2029	6,330
10,998		6.500%, 3/15/2029	12,186
10,872		6.500%, 3/15/2029	12,080
3,768		6.500%, 3/20/2029	4,151
5,765		6.500%, 5/20/2029	6,360
29,299		6.500%, 6/15/2029	32,347
12,378		6.500%, 7/20/2029	13,648
6,095		6.500%, 8/20/2029	6,737
3,280		6.500%, 10/20/2029	3,619
5,239		6.500%, 11/20/2029	5,797
3,186		6.500%, 10/20/2030	3,546
7,193		6.500%, 4/20/2031	8,020
3,578		6.500%, 5/20/2031	3,992
21,028		6.500%, 6/20/2031	23,457
8,644		6.500%, 7/15/2031	9,685
1,040		6.500%, 7/15/2031	1,168
5,768		6.500%, 7/20/2031	6,440
6,049		6.500%, 10/20/2031	6,758
5,178		6.500%, 11/20/2031	5,788
14,965		6.500%, 1/20/2032	16,721
229,825		6.500%, 10/20/2038	256,909
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$26,279		7.000%, 6/15/2026	$28,732
8,576		7.000%, 6/15/2026	9,412
10,885		7.000%, 12/15/2026	11,910
12,417		7.000%, 6/15/2027	13,677
2,192		7.000%, 10/15/2027	2,425
15,173		7.000%, 11/15/2027	16,762
7,090		7.000%, 2/15/2028	7,838
18,215		7.000%, 4/15/2028	20,249
4,610		7.000%, 6/15/2028	5,149
25,768		7.000%, 6/15/2028	28,796
34,792		7.000%, 7/15/2028	38,929
11,459		7.000%, 7/15/2028	12,738
54,220		7.000%, 8/15/2028	60,924
11,546		7.000%, 8/15/2028	12,862
4,516		7.000%, 9/15/2028	5,047
1,795		7.000%, 9/15/2028	1,971
10,026		7.000%, 10/15/2028	11,246
7,338		7.000%, 10/15/2028	8,190
19,555		7.000%, 10/15/2028	21,824
57,469		7.000%, 11/15/2028	63,973
59,202		7.000%, 11/15/2028	66,675
20,513		7.000%, 12/15/2028	22,879
15,824		7.000%, 12/15/2028	17,831
75,671		7.000%, 12/15/2028	84,066
25,490		7.000%, 12/15/2028	28,430
2,884		7.000%, 1/15/2029	3,240
4,460		7.000%, 1/15/2029	5,017
11,837		7.000%, 1/15/2029	13,309
3,943		7.000%, 1/15/2029	4,178
12,675		7.000%, 1/15/2029	14,283
15,513		7.000%, 1/15/2029	17,501
35,620		7.000%, 1/15/2029	40,162
5,916		7.000%, 1/15/2029	6,377
8,056		7.000%, 1/15/2029	9,008
7,259		7.000%, 1/15/2029	8,075
4,049		7.000%, 1/15/2029	4,398
12,187		7.000%, 1/15/2029	13,710
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$14,391		7.000%, 1/15/2029	$16,161
3,275		7.000%, 2/15/2029	3,691
7,030		7.000%, 2/15/2029	7,449
12,634		7.000%, 2/15/2029	14,007
7,696		7.000%, 2/15/2029	8,662
4,376		7.000%, 2/15/2029	4,905
11,869		7.000%, 2/15/2029	13,352
367		7.000%, 2/15/2029	409
160		7.000%, 2/15/2029	176
1,940		7.000%, 3/15/2029	2,191
1,758		7.000%, 3/15/2029	1,967
17,579		7.000%, 3/15/2029	19,529
3,744		7.000%, 3/15/2029	4,202
1,241		7.000%, 3/15/2029	1,400
1,203		7.000%, 3/15/2029	1,358
1,259		7.000%, 3/15/2029	1,419
95		7.000%, 3/15/2029	99
205		7.000%, 3/15/2029	213
2,888		7.000%, 3/15/2029	3,222
10,962		7.000%, 4/15/2029	12,387
11,793		7.000%, 4/15/2029	13,162
697		7.000%, 4/15/2029	707
58,523		7.000%, 4/15/2029	65,873
41,644		7.000%, 4/15/2029	46,652
2,908		7.000%, 4/15/2029	3,275
3,038		7.000%, 4/15/2029	3,408
44		7.000%, 4/15/2029	49
6,311		7.000%, 4/15/2029	7,095
9,213		7.000%, 4/15/2029	10,127
256		7.000%, 4/15/2029	289
3,607		7.000%, 5/15/2029	4,060
155		7.000%, 5/15/2029	159
1,059		7.000%, 5/15/2029	1,191
2,690		7.000%, 5/15/2029	3,037
3,247		7.000%, 5/15/2029	3,671
3,321		7.000%, 5/15/2029	3,738
8,783		7.000%, 6/15/2029	9,914
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$3,131		7.000%, 6/15/2029	$3,540
4,372		7.000%, 6/15/2029	4,910
340		7.000%, 6/15/2029	385
4,499		7.000%, 6/15/2029	4,826
807		7.000%, 6/15/2029	913
15,050		7.000%, 6/15/2029	16,959
1,980		7.000%, 6/15/2029	2,239
967		7.000%, 6/15/2029	1,093
7,335		7.000%, 7/15/2029	8,266
2,729		7.000%, 7/15/2029	3,030
12,923		7.000%, 7/15/2029	14,602
66,670		7.000%, 7/15/2029	74,999
11,600		7.000%, 7/15/2029	13,122
2,303		7.000%, 7/15/2029	2,498
3,695		7.000%, 7/15/2029	4,163
6,429		7.000%, 7/15/2029	7,272
5,595		7.000%, 7/15/2029	6,260
8,908		7.000%, 7/15/2029	9,980
1,120		7.000%, 8/15/2029	1,265
11,835		7.000%, 8/15/2029	13,259
2,215		7.000%, 8/15/2029	2,509
3,368		7.000%, 8/15/2029	3,791
1,695		7.000%, 8/15/2029	1,919
3,584		7.000%, 8/15/2029	4,052
4,327		7.000%, 9/15/2029	4,867
14,955		7.000%, 9/15/2029	16,890
7,080		7.000%, 9/15/2029	8,001
5,273		7.000%, 9/15/2029	5,965
8,101		7.000%, 9/15/2029	9,159
6,974		7.000%, 9/15/2029	7,898
2,546		7.000%, 10/15/2029	2,672
2,219		7.000%, 11/15/2029	2,515
21,285		7.000%, 12/15/2029	23,972
7,249		7.000%, 12/15/2029	7,616
5,721		7.000%, 12/15/2029	6,424
4,507		7.000%, 1/15/2030	5,090
22,143		7.000%, 1/15/2030	25,140
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$14,086		7.000%, 1/15/2030	$15,616
6,700		7.000%, 1/15/2030	7,520
3,923		7.000%, 1/15/2030	4,364
24,369		7.000%, 2/15/2030	27,283
13,507		7.000%, 2/15/2030	15,335
13,337		7.000%, 2/15/2030	15,029
311		7.000%, 2/15/2030	313
58,977		7.000%, 2/15/2030	66,991
58,439		7.000%, 3/15/2030	66,071
24,350		7.000%, 3/15/2030	27,470
8,542		7.000%, 4/15/2030	9,576
3,738		7.000%, 4/15/2030	4,249
18,452		7.000%, 6/15/2030	21,001
6,256		7.000%, 6/15/2030	7,077
49,799		7.000%, 8/15/2030	56,594
8,405		7.000%, 8/15/2030	9,487
13,739		7.000%, 9/15/2030	15,177
16,037		7.000%, 10/15/2030	18,225
7,859		7.000%, 10/15/2030	8,676
169		7.000%, 10/15/2030	172
30,983		7.000%, 10/15/2030	35,297
6,496		7.000%, 11/15/2030	7,397
121,991		7.000%, 2/15/2031	138,408
10,191		7.000%, 2/15/2031	11,577
42,225		7.000%, 3/15/2031	47,950
11,860		7.000%, 3/15/2031	13,347
1,145		7.000%, 7/15/2031	1,294
511		7.000%, 9/15/2031	573
23,718		7.000%, 10/15/2031	27,014
10,753		7.000%, 11/15/2031	12,267
16,678		7.000%, 1/15/2032	18,853
9,816		7.000%, 4/15/2032	11,106
16,020		7.000%, 5/15/2032	18,143
876		7.000%, 11/15/2032	966
634		7.000%, 1/15/2033	725
278,836		7.500%, 11/15/2027	313,895
221,596		7.500%, 11/15/2027	248,889
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$602		7.500%, 4/15/2029	$685
6,022		7.500%, 7/15/2029	6,709
1,845		7.500%, 7/15/2029	2,051
456		7.500%, 7/15/2029	519
36,459		7.500%, 8/15/2029	41,230
51,574		7.500%, 8/15/2029	58,826
9,604		7.500%, 8/15/2029	10,868
10,544		7.500%, 8/15/2029	12,060
40,659		7.500%, 8/15/2029	46,533
7,708		7.500%, 8/15/2029	8,086
1,351		7.500%, 8/15/2029	1,546
985		7.500%, 8/15/2029	1,119
27,705		7.500%, 8/20/2029	31,344
57,879		7.500%, 9/15/2029	66,055
5,940		7.500%, 9/15/2029	6,718
5,427		7.500%, 10/15/2029	6,204
13,082		7.500%, 10/15/2029	14,673
25,007		7.500%, 10/15/2029	27,180
42,744		7.500%, 10/15/2029	48,669
3,634		7.500%, 10/15/2029	4,161
8,778		7.500%, 12/15/2029	9,971
11,068		7.500%, 1/15/2030	12,602
19,073		7.500%, 3/20/2030	21,680
33,363		7.500%, 8/15/2030	37,964
79,724		7.500%, 10/15/2030	88,859
18,288		7.500%, 10/15/2030	20,803
97		7.500%, 10/15/2030	101
40,773		7.500%, 10/15/2030	46,306
11,585		7.500%, 11/20/2030	13,160
8,249		7.500%, 12/15/2030	9,467
8,215		7.500%, 1/15/2031	9,437
6,730		7.500%, 2/15/2031	7,724
27,376		7.500%, 4/20/2031	31,219
68,735		7.500%, 7/15/2031	78,391
15,816		7.500%, 9/15/2031	17,604
7,893		7.500%, 9/15/2031	9,033
1,839		7.500%, 9/15/2031	2,099
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$18,101		7.500%, 10/15/2031	$20,829
14,922		7.500%, 11/15/2031	17,094
16,639		7.500%, 12/15/2031	18,475
7,753		7.500%, 2/15/2032	8,906
12,599		7.500%, 3/15/2032	14,412
9,372		7.500%, 5/15/2032	10,753
3,293		8.000%, 11/15/2023	3,566
91,717		8.000%, 11/15/2027	103,176
60,291		8.000%, 11/15/2027	68,724
10,801		8.000%, 5/15/2029	12,571
103,781		8.000%, 8/15/2029	120,543
78,736		8.000%, 11/15/2029	91,877
33,310		8.000%, 12/15/2029	38,894
1,418		8.000%, 12/15/2029	1,506
3,059		8.000%, 1/15/2030	3,567
15,323		8.000%, 1/15/2030	17,915
7,060		8.000%, 1/15/2030	8,183
2,304		8.000%, 2/15/2030	2,385
4,595		8.000%, 2/15/2030	5,355
2,822		8.000%, 3/15/2030	3,042
6,559		8.000%, 4/15/2030	7,613
4,484		8.000%, 4/15/2030	5,186
13,580		8.000%, 4/15/2030	15,916
475		8.000%, 4/15/2030	515
7,470		8.000%, 4/15/2030	8,723
915		8.000%, 4/15/2030	1,072
6,779		8.000%, 5/15/2030	7,925
9,346		8.000%, 5/15/2030	10,848
2,271		8.000%, 5/15/2030	2,663
1,495		8.000%, 5/15/2030	1,740
674		8.000%, 5/15/2030	765
2,129		8.000%, 5/15/2030	2,446
12,333		8.000%, 6/15/2030	14,213
10,220		8.000%, 6/15/2030	11,879
72,816		8.000%, 6/15/2030	85,023
35,028		8.000%, 6/15/2030	41,103
8,909		8.000%, 6/15/2030	10,382
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$1,070		8.000%, 6/15/2030	$1,253
2,014		8.000%, 6/15/2030	2,291
5,429		8.000%, 6/15/2030	6,311
50,070		8.000%, 7/15/2030	58,682
2,818		8.000%, 7/15/2030	3,292
10,641		8.000%, 7/15/2030	12,494
6,132		8.000%, 7/15/2030	7,142
2,668		8.000%, 7/15/2030	2,913
27,390		8.000%, 8/15/2032	31,247
20,067		8.000%, 8/15/2032	23,880
24,836		8.500%, 6/15/2030	28,144
		TOTAL	90,263,467
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $317,633,206)	309,397,662
		INVESTMENT COMPANY—0.6%
1,742,432		Federated Government Obligations Fund, Premier Shares, 1.80%[2] (IDENTIFIED COST $1,742,432)	1,742,432
		TOTAL INVESTMENT IN SECURITIES—99.8% (IDENTIFIED COST $319,375,638)[3]	311,140,094
		OTHER ASSETS AND LIABILITIES - NET—0.2%[4]	674,004
		TOTAL NET ASSETS—100%	$311,814,098
At July 31, 2018, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
[5]United States Treasury Notes 10-Year Short Futures	100	$11,942,188	September 2018	$12,266
Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Semi-Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended July 31, 2018, were as follows:
Federated Government Obligations Fund, Premier Shares
Balance of Shares Held 1/31/2018	5,610,874
Purchases/Additions	70,930,285
Sales/Reductions	(74,798,727)
Balance of Shares Held 7/31/2018	1,742,432
Value	$1,742,432
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Dividend Income	$30,538
1	Due to monthly principal payments, the average lives of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association securities approximate one to ten years.
2	7-day net yield.
3	The cost of investments for federal tax purposes amounts to $319,713,810.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
5	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2018.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of July 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$309,397,662	$—	$309,397,662
Investment Company	1,742,432	—	—	1,742,432
TOTAL SECURITIES	$1,742,432	$309,397,662	$—	$311,140,094
Other Financial Instruments[1]
Assets	$12,266	$—	$—	$12,266
Liabilities	—	—	—	—
TOTAL OTHER FINANCIAL INSTRUMENTS	$12,266	$—	$—	$12,266
1	Other financial instruments are futures contracts.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 7/31/2018	Year Ended January 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$9.97	$10.13	$10.34	$10.44	$10.28	$10.54
Income From Investment Operations:
Net investment income (loss)	0.12[1]	0.21[1]	0.17[1]	0.17[1]	0.25[1]	0.24[1]
Net realized and unrealized gain (loss)	(0.13)	(0.13)	(0.17)	(0.03)	0.19	(0.23)
TOTAL FROM INVESTMENT OPERATIONS	(0.01)	0.08	0.00	0.14	0.44	0.01
Less Distributions:
Distributions from net investment income	(0.13)	(0.24)	(0.21)	(0.24)	(0.28)	(0.27)
Net Asset Value, End of Period	$9.83	$9.97	$10.13	$10.34	$10.44	$10.28
Total Return[2]	(0.13)%	0.78%	0.02%	1.36%	4.31%	0.12%
Ratios to Average Net Assets:
Net expenses	0.63%[3]	0.63%	0.62%	0.62%	0.62%	0.62%
Net investment income	2.50%[3]	2.07%	1.64%	1.67%	2.40%	2.28%
Expense waiver/reimbursement[4]	0.11%[3]	0.08%	0.08%	0.07%	0.09%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$286,053	$356,449	$417,820	$452,756	$495,495	$347,131
Portfolio turnover	22%	201%	264%	307%	153%	178%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	3%	29%	17%	18%	54%	68%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 7/31/2018	Year Ended January 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$9.97	$10.13	$10.34	$10.44	$10.28	$10.54
Income From Investment Operations:
Net investment income (loss)	0.11[1]	0.19[1]	0.15[1]	0.15[1]	0.23[1]	0.22[1]
Net realized and unrealized gain (loss)	(0.13)	(0.13)	(0.17)	(0.03)	0.19	(0.23)
TOTAL FROM INVESTMENT OPERATIONS	(0.02)	0.06	(0.02)	0.12	0.42	(0.01)
Less Distributions:
Distributions from net investment income	(0.12)	(0.22)	(0.19)	(0.22)	(0.26)	(0.25)
Net Asset Value, End of Period	$9.83	$9.97	$10.13	$10.34	$10.44	$10.28
Total Return[2]	(0.22)%	0.58%	(0.18)%	1.16%	4.11%	(0.06)%
Ratios to Average Net Assets:
Net expenses	0.83%[3]	0.83%	0.82%	0.82%	0.82%	0.82%
Net investment income	2.31%[3]	1.87%	1.44%	1.47%	2.22%	2.08%
Expense waiver/reimbursement[4]	0.09%[3]	0.06%	0.04%	0.03%	0.02%	0.00%
Supplemental Data:
Net assets, end of period (000 omitted)	$25,761	$28,203	$34,800	$58,206	$63,715	$27,209
Portfolio turnover	22%	201%	264%	307%	153%	178%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	3%	29%	17%	18%	54%	68%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
July 31, 2018 (unaudited)
Assets:
Investment in securities, at value including $1,742,432 of investment in an affiliated holding (identified cost $319,375,638)		$311,140,094
Restricted cash (Note 2)		105,000
Income receivable		976,847
Income receivable from an affiliate holding		2,512
Receivable for shares sold		339,031
TOTAL ASSETS		312,563,484
Liabilities:
Payable for shares redeemed	$489,596
Income distribution payable	103,773
Payable for daily variation margin on futures contracts	4,651
Payable for investment adviser fee (Note 5)	4,571
Payable for administrative fees (Note 5)	683
Payable for transfer agent fee	39,794
Payable for portfolio accounting fees	62,045
Payable for other service fees (Notes 2 and 5)	39,870
Accrued expenses (Note 5)	4,403
TOTAL LIABILITIES		749,386
Net assets for 31,722,087 shares outstanding		311,814,098
Net Assets Consist of:
Paid-in capital		$333,994,372
Net unrealized depreciation		(8,223,278)
Accumulated net realized loss		(13,874,945)
Distributions in excess of net investment income		(82,051)
TOTAL NET ASSETS		$311,814,098
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($286,052,839 ÷ 29,101,466 shares outstanding), no par value, unlimited shares authorized		$9.83
Service Shares:
Net asset value per share ($25,761,259 ÷ 2,620,621 shares outstanding), no par value, unlimited shares authorized		$9.83
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended July 31, 2018 (unaudited)
Investment Income:
Interest			$5,255,984
Dividends received from an affiliated holding*			30,538
TOTAL INCOME			5,286,522
Expenses:
Investment adviser fee (Note 5)		$675,094
Administrative fee (Note 5)		135,241
Custodian fees		22,661
Transfer agent fee		141,609
Directors'/Trustees' fees (Note 5)		4,877
Auditing fees		14,678
Legal fees		4,401
Portfolio accounting fees		75,358
Other service fees (Notes 2 and 5)		146,325
Share registration costs		21,293
Printing and postage		17,784
Miscellaneous (Note 5)		14,488
TOTAL EXPENSES		1,273,809
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(64,775)
Reimbursement of other operating expenses (Notes 2 and 5)	(119,629)
TOTAL WAIVER AND REIMBURSEMENTS		(184,404)
Net expenses			1,089,405
Net investment income			4,197,117
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts
Net realized loss on investments			(1,285,524)
Net realized gain on futures contracts			553,026
Net change in unrealized depreciation of investments			(4,022,810)
Net change in unrealized appreciation of futures contracts			(146,289)
Net realized and unrealized loss on investments and futures contracts			(4,901,597)
Change in net assets resulting from operations			$(704,480)
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 7/31/2018	Year Ended 1/31/2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,197,117	$8,787,879
Net realized gain (loss)	(732,498)	459,903
Net change in unrealized appreciation/depreciation	(4,169,099)	(5,151,080)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(704,480)	4,096,702
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(4,050,062)	(9,405,507)
Service Shares	(320,790)	(690,752)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,370,852)	(10,096,259)
Share Transactions:
Proceeds from sale of shares	13,575,738	66,790,736
Net asset value of shares issued to shareholders in payment of distributions declared	3,680,107	8,530,752
Cost of shares redeemed	(85,018,065)	(137,289,892)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(67,762,220)	(61,968,404)
Change in net assets	(72,837,552)	(67,967,961)
Net Assets:
Beginning of period	384,651,650	452,619,611
End of period (including undistributed (distributions in excess of) net investment income of $(82,051) and $91,684, respectively)	$311,814,098	$384,651,650
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
July 31, 2018 (unaudited)
1. ORGANIZATION
Federated Government Income Trust (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers two classes of shares: Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair
Semi-Annual Shareholder Report

value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
Semi-Annual Shareholder Report

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $184,404 is disclosed in various locations in this Note 2 and Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended July 31, 2018, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed
Institutional Shares	$113,143	$(113,143)
Service Shares	33,182	(6,486)
TOTAL	$146,325	$(119,629)
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended July 31, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2018, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
Semi-Annual Shareholder Report

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk and yield curve risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities, which is shown as Restricted cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of short futures contracts held by the Fund throughout the period was $11,269,542. This is based on amounts held as of each month-end throughout the fiscal six-month period.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Option Contracts
The Fund buys or sells put and call options to manage duration risk and yield curve risk. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from
Semi-Annual Shareholder Report

writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At July 31, 2018, the Fund had no outstanding written option contracts.
Additional Disclosure Related to Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for daily variation margin on futures contracts	$(12,266)*
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended July 31, 2018
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$553,026

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(146,289)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 7/31/2018		Year Ended 1/31/2018
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,266,560	$12,497,159	6,222,087	$63,130,288
Shares issued to shareholders in payment of distributions declared	344,858	3,404,987	785,811	7,965,183
Shares redeemed	(8,264,963)	(81,610,724)	(12,517,021)	(126,898,473)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(6,653,545)	$(65,708,578)	(5,509,123)	$(55,803,002)

	Six Months Ended 7/31/2018		Year Ended 1/31/2018
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	109,266	$1,078,579	360,901	$3,660,448
Shares issued to shareholders in payment of distributions declared	27,870	275,120	55,792	565,569
Shares redeemed	(345,306)	(3,407,341)	(1,024,516)	(10,391,419)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(208,170)	$(2,053,642)	(607,823)	$(6,165,402)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(6,861,715)	$(67,762,220)	(6,116,946)	$(61,968,404)
4. FEDERAL TAX INFORMATION
At July 31, 2018, the cost of investments for federal tax purposes was $319,713,810. The net unrealized depreciation of investments for federal tax purposes was $8,561,450. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,554,046 and net unrealized depreciation from investments for those securities having an excess of cost over value of $12,115,496. The amounts presented are inclusive of derivative contracts.
At January 31, 2018, the Fund had a capital loss carryforward of $12,644,803 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
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The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$9,815,429	$1,831,079	$11,646,508
2019	$998,295	NA	$998,295
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended July 31, 2018, the Adviser voluntarily waived $63,718 of its fee. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended July 31, 2018, the Adviser reimbursed $1,057.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended July 31, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Semi-Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.05% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended July 31, 2018, the Fund's Service Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Other Service Fees
For the six months ended July 31, 2018, FSSC received $9,408 and reimbursed $119,629 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.62% and 0.82% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) April 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended July 31, 2018, were as follows:
Purchases	$—
Sales	$—
Semi-Annual Shareholder Report

7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of July 31, 2018, the Fund had no outstanding loans. During the six months ended July 31, 2018, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2018, there were no outstanding loans. During the six months ended July 31, 2018, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2018 to July 31, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2018	Ending Account Value 7/31/2018	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$998.70	$3.12
Service Shares	$1,000	$997.80	$4.11
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,021.70	$3.16
Service Shares	$1,000	$1,020.70	$4.16
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.63%
Service Shares	0.83%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2018
Federated Government Income Trust (the “Fund”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated Investment Management Company (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including
Semi-Annual Shareholder Report

research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the
Semi-Annual Shareholder Report

reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to
Semi-Annual Shareholder Report

be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group.
For the periods covered by the CCO Fee Evaluation Report, the Fund's performance for the three-year period was above the median of the relevant Peer Group, the Fund's performance was at the median of the relevant Peer Group for the five-year period, and the Fund's performance fell below the median of the relevant Peer Group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover,
Semi-Annual Shareholder Report

the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated funds in response to the CCO's recommendations.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable
Semi-Annual Shareholder Report

regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Government Income Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314199100
CUSIP 314199209
8082203 (9/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Government Income Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date September 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date September 24, 2018

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date September 24, 2018